Tax (Tables)	12 Months Ended
Dec. 31, 2017
Details of current and deferred taxes
Details of current and deferred taxes
in	2017	2016	2015
Current and deferred taxes (CHF million)
Switzerland	82	133	28
Foreign	421	501	463
Current income tax expense	503	634	491
Switzerland	244	(125)	196
Foreign	1,994	(68)	(164)
Deferred income tax expense/(benefit)	2,238	(193)	32
Income tax expense	2,741	441	523
Income tax expense/(benefit) reported in shareholders' equity related to:
Gains/(losses) on cash flow hedges	(24)	(6)	(4)
Cumulative translation adjustment	1	(4)	(14)
Unrealized gains/(losses) on securities	1	1	(2)
Actuarial gains/(losses)	172	136	(174)
Net prior service credit/(cost)	(32)	10	37
Share-based compensation and treasury shares	3	104	25

Reconciliation of taxes computed at the Swiss statutory rate
Reconciliation of taxes computed at the Swiss statutory rate
in	2017	2016	2015
Income/(loss) before taxes (CHF million)
Switzerland	1,736	2,111	1,746
Foreign	57	(4,377)	(4,168)
Income/(loss) before taxes	1,793	(2,266)	(2,422)
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense/(benefit) computed at the statutory tax rate of 22%	394	(499)	(533)
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(110)	(498)	(715)
Non-deductible amortization of other intangible assets and goodwill impairment	0	1	1,432
Other non-deductible expenses	354	1,540	391
Additional taxable income	0	87	16
Lower taxed income	(276)	(219)	(276)
(Income)/loss taxable to noncontrolling interests	7	(11)	6
Changes in tax law and rates	2,095	145	347
Changes in deferred tax valuation allowance	123	76	(103)
Change in recognition of outside basis difference	(19)	218	262
Tax deductible impairments of Swiss subsidiary investments	88	(68)	(258)
(Windfall tax benefits) /shortfall tax charges on share-based compensation [1]	91	–	–
Other	(6)	(331)	(46)
Income tax expense	2,741	441	523
1
As a result of the adoption of ASU 2016-09 windfall tax benefits and shortfall tax charges on share-based compensation are now recognized in the consolidated statements of operations and no longer in shareholders' equity. Refer to "Note 2 - Recently issued accounting standards" for further information.

Details of the tax effect of temporary differences
Deferred tax assets and liabilities
end of	2017	2016
Deferred tax assets and liabilities (CHF million)
Compensation and benefits	1,103	1,992
Loans	330	326
Investment securities	1,039	469
Provisions	441	1,341
Derivatives	97	105
Real estate	337	347
Net operating loss carry-forwards	6,829	6,548
Goodwill and intangible assets	696	44
Other	135	75
Gross deferred tax assets before valuation allowance	11,007	11,247
Less valuation allowance	(4,279)	(4,188)
Gross deferred tax assets net of valuation allowance	6,728	7,059
Compensation and benefits	(512)	(252)
Loans	(36)	(29)
Investment securities	(197)	(267)
Provisions	(520)	(360)
Business combinations	(1)	(1)
Derivatives	(154)	(238)
Leasing	0	(8)
Real estate	(54)	(51)
Other	(126)	(154)
Gross deferred tax liabilities	(1,600)	(1,360)
Net deferred tax assets	5,128	5,699
of which deferred tax assets	5,522	5,828
of which net operating losses	2,213	2,178
of which deductible temporary differences	3,309	3,650
of which deferred tax liabilities	(394)	(129)

Amounts and expiration dates of net operating loss carry-forwards
Amounts and expiration dates of net operating loss carry-forwards
end of 2017	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	1,403
Due to expire within 2 to 5 years	4,714
Due to expire within 6 to 10 years	5,157
Due to expire within 11 to 20 years	8,659
Amount due to expire	19,933
Amount not due to expire	19,263
Total net operating loss carry-forwards	39,196

Movements in the valuation allowance
Movements in the valuation allowance
in	2017	2016	2015
Movements in the valuation allowance (CHF million)
Balance at beginning of period	4,188	3,905	4,107
Net changes	91	283	(202)
Balance at end of period	4,279	4,188	3,905

Tax benefits associated with share-based compensation
Tax benefits associated with share-based compensation
in	2017		2016	2015
Tax benefits associated with share-based compensation (CHF million)
Tax benefits recorded in the consolidated statements of operations [1]	314		391	448
Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital	–	[2]	(110)	(28)
1 Calculated at the statutory tax rate before valuation allowance considerations.
2
As a result of the adoption of ASU 2016-09 windfall tax benefits and shortfall tax charges on share-based compensation are now recognized in the consolidated statements of operations and no longer in additional paid-in capital. Refer to "Note 2 - Recently issued accounting standards" for further information.

Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
	2017	2016	2015
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	410	369	389
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	131	52	44
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(104)	(43)	(3)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	117	17	15
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(73)	(2)	0
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(3)	(7)	(22)
Other (including foreign currency translation)	3	24	(54)
Balance at end of period	481	410	369
of which, if recognized, would affect the effective tax rate	481	410	369
Interest and penalties
in	2017	2016	2015
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	29	2	13
Interest and penalties recognized in the consolidated balance sheets	115	86	86

Bank
Details of current and deferred taxes
Details of current and deferred taxes
in	2017	2016	2015
Current and deferred taxes (CHF million)
Switzerland	76	135	25
Foreign	420	499	462
Current income tax expense	496	634	487
Switzerland	285	(167)	165
Foreign	2,000	(67)	(164)
Deferred income tax expense/(benefit)	2,285	(234)	1
Income tax expense	2,781	400	488
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	(24)	(6)	(4)
Cumulative translation adjustment	1	(4)	(14)
Unrealized gains/(losses) on securities	1	1	(2)
Actuarial gains/(losses)	(7)	87	14
Net prior service cost	0	0	(9)
Share-based compensation and treasury shares	0	106	28

Reconciliation of taxes computed at the Swiss statutory rate
Reconciliation of taxes computed at the Swiss statutory rate
in	2017	2016	2015
Income/(loss) before taxes (CHF million)
Switzerland	1,648	1,955	1,604
Foreign	(95)	(4,444)	(4,253)
Income/(loss) before taxes	1,553	(2,489)	(2,649)
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense/(benefit) computed at the statutory tax rate of 22%	342	(548)	(583)
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(92)	(559)	(744)
Non-deductible amortization of other intangible assets and goodwill impairment	0	1	1,432
Other non-deductible expenses	354	1,533	389
Additional taxable income	0	87	15
Lower taxed income	(272)	(216)	(273)
(Income)/loss taxable to noncontrolling interests	7	(10)	7
Changes in tax law and rates	2,095	145	347
Changes in deferred tax valuation allowance	88	76	(108)
Change in recognition of outside basis difference	(12)	211	262
Tax deductible impairments of Swiss subsidiary investments	88	(68)	(258)
(Windfall tax benefits)/shortfall tax charges on share-based compensation [1]	91	–	–
Other	92	(252)	2
Income tax expense	2,781	400	488
1
As a result of the adoption of ASU 2016-09 windfall tax benefits and shortfall tax charges on share-based compensation are now recognized in the consolidated statements of operations and no longer in shareholders' equity. Refer to "Note 2 - Recently issued accounting standards" for further information.

Details of the tax effect of temporary differences
Deferred tax assets and liabilities
end of	2017	2016
Deferred tax assets and liabilities (CHF million)
Compensation and benefits	1,095	1,990
Loans	330	326
Investment securities	1,039	469
Provisions	441	1,341
Derivatives	96	102
Real estate	333	347
Net operating loss carry-forwards	6,762	6,523
Goodwill and intangible assets	664	44
Other	127	72
Gross deferred tax assets before valuation allowance	10,887	11,214
Less valuation allowance	(4,224)	(4,168)
Gross deferred tax assets net of valuation allowance	6,663	7,046
Compensation and benefits	(278)	(238)
Loans	(36)	(29)
Investment securities	(197)	(260)
Provisions	(519)	(359)
Business combinations	(1)	(1)
Derivatives	(154)	(238)
Leasing	0	(8)
Real estate	(54)	(51)
Other	(119)	(146)
Gross deferred tax liabilities	(1,358)	(1,330)
Net deferred tax assets	5,305	5,716
of which deferred tax assets	5,457	5,815
of which net operating losses	2,200	2,172
of which deductible temporary differences	3,257	3,643
of which deferred tax liabilities	(152)	(99)

Amounts and expiration dates of net operating loss carry-forwards
Amounts and expiration dates of net operating loss carry-forwards
end of 2017	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	1,403
Due to expire within 2 to 5 years	4,708
Due to expire within 6 to 10 years	4,577
Due to expire within 11 to 20 years	8,659
Amount due to expire	19,347
Amount not due to expire	19,262
Total net operating loss carry-forwards	38,609

Movements in the valuation allowance
Movements in the valuation allowance
in	2017	2016	2015
Movements in the valuation allowance (CHF million)
Balance at beginning of period	4,168	3,898	4,107
Net changes	56	270	(209)
Balance at end of period	4,224	4,168	3,898

Tax benefits associated with share-based compensation
Tax benefits associated with share-based compensation
in	2017		2016	2015
Tax benefits associated with share-based compensation (CHF million)
Tax benefits recorded in the consolidated statements of operations [1]	310		390	447
Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital	–	[2]	(110)	(28)
1 Calculated at the statutory tax rate before valuation allowance considerations.
2
As a result of the adoption of ASU 2016-09 windfall tax benefits and shortfall tax charges on share-based compensation are now recognized in the consolidated statements of operations and no longer in additional paid-in capital. Refer to "Note 2 - Recently issued accounting standards" for further information.

Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
in	2017	2016	2015
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	401	360	382
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	131	52	44
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(95)	(43)	(3)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	117	17	15
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(73)	(2)	0
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(3)	(7)	(22)
Other (including foreign currency translation)	3	24	(56)
Balance at end of period	481	401	360
of which, if recognized, would affect the effective tax rate	481	401	360
Interest and penalties
in	2017	2016	2015
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	30	2	13
Interest and penalties recognized in the consolidated balance sheets	115	85	85